Convertible Debentures, Notes and Other Debt - Schedule of Convertible Debentures (Details) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other debt	$ 140,000	$ 95,000
Total of debentures, notes and other debt	1,384,063	1,389,601	$ 960,924
Bridge Investor [Member]
Other debt		50,000
5% Convertible Note Payable - Stephen Boesch [Member]
Convertible note payable		213,046	187,785
Other debt	165,130
5% Convertible Note Payable - Related Party [Member]
Convertible note payable		263,733	187,785
Other debt	266,858
5% Convertible Note Payable - Dr Sanjay Jha (Through His Family Trust) [Member]
Convertible note payable		263,253
5% Convertible Note Payable - CEO, CTO & CFO [Member]
Convertible note payable		86,257	77,620
Other debt	87,282
5% Convertible Note Payable - Bridge Investors [Member]
Convertible note payable		176,722	159,025
Other debt	178,822
5% Convertible Note Payable [Member]
Convertible note payable		1,003,011	800,000
Other debt	964,470
Chief Financial Officer [Member]
Other debt	20,000	25,000
Chief Executive Officer [Member]
Other debt		20,000
5% Convertible Note Payable - Sanjay Jha (Through His Family Trust) [Member]
Convertible note payable			187,785
Other debt	266,378
10% Convertible Note Payable, Due June 12, 2022 [Member] | Peak One Opportunity Fund, L.P [Member]
Convertible note payable			(81,735)
10% Convertible Note Payable, Due April 23, 2022 [Member] | Bridge Investor [Member]
Convertible note payable		69,848	(2,748)
Other debt	87,906
10% Convertible Note Payable, Due April 23, 2022 [Member] | Related Party [Member]
Convertible note payable		14,256	(12,663)
Other debt	18,323
10% Convertible Note Payable, Due April 23, 2022 [Member] | Peak One Opportunity Fund, L.P [Member]
Convertible note payable			115,623
10% Convertible Note Payable, Due April 23, 2022 [Member] | TFK Investments, LLC [Member]
Convertible note payable		39,065	115,623
10% Convertible Note Payable, Due August 6, 2022 [Member] | Bridge Investor [Member]
Convertible note payable		168,421	26,824
Other debt	173,364
10% Convertible Note Payable [Member]
Convertible note payable		$ 291,590	$ 160,924
Other debt	$ 279,593